Document and Entity Information	Nov. 04, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Nov. 04, 2016
Document Effective Date	Nov. 04, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily India Bull 3X Shares | Direxion Daily India Bull 3X Shares
Prospectus:
Trading Symbol	INDL